Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10010

Myra L Saul
Associate General Counsel
Law Department
Tel: 212 578-5334
Fax: 212 578-1622

May 2, 2012

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E ("Registrant")
     MetLife Financial Freedom Select(R) Variable Annuity Contracts Post-Effective Amendment No. 16 ("Registration Statement")
     Registration Nos. 333-83716/811-4001

Dear Sir or Madam:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the Metropolitan Life Separate Account E Statement of Additional Information dated April 30, 2012, which was filed electronically on April 12, 2012 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Very truly yours,


/s/ Myra L. Saul
----------------------------------------
Myra L. Saul
Associate General Counsel